Investments In And Loan Receivables From Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Investments In And Loan Receivables

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Loan receivables—current	¥4,272	¥5,919
Loan receivables—noncurrent	258	370
Investments	19,018	17,601

	¥23,548	¥23,890

Schedule Of Financial Information Of Affiliated Companies

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2013	2012
Current assets	¥57,480	¥60,059
Noncurrent assets	53,673	56,293
Total assets	111,153	116,352
Current liabilities	55,323	60,623
Long-term liabilities	12,641	15,143

Net assets	¥43,189	¥40,586

Schedule Of Revenues And Net Income

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Revenues	¥229,033	¥231,133	¥222,694
Cost of revenues	167,925	167,905	162,836
Net income	3,077	3,038	1,442